United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Emerging Markets Fixed Income Core Fund

A Portfolio of Federated Core Trust II, L.P.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2016, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Mexico	11.0%
China	9.7%
Brazil	9.4%
Argentina	7.5%
Russia	6.0%
Turkey	3.6%
South Korea	3.4%
Indonesia	3.2%
United Arab Emirates	2.8%
Colombia	2.5%
India	2.3%
Chile	2.1%
Qatar	1.9%
Venezuela	2.0%
Philippines	1.4%
Kazakhstan	1.3%
Lebanon	1.3%
Peru	1.5%
Israel	1.2%
Malaysia	1.1%
South Africa	1.1%
Poland	1.0%
Sri Lanka	1.0%
Ukraine	1.0%
Other[2]	15.8%
U.S. Treasury Security	1.1%
Derivatives[3]	0.1%
Other Security Types[4]	0.1%
Cash Equivalents[5]	2.4%
Other Assets and Liabilities—Net[6]	1.2%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of a purchased call option, purchased put option and purchased put swaption.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund's foreign cash position.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Principal Amount, Contracts or Shares			Value in U.S Dollars
		CORPORATE BONDS—61.5%
		Aerospace & Defense—0.2%
$200,000		Aeropuertos Dominicanos Siglo XXI SA, Series REGS, 9.75%, 11/13/2019	$213,200
600,000		Avianca Holdings SA, Sr. Unsecd. Note, Series REGS, 8.375%, 5/10/2020	480,000
1,140,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	1,178,475
200,000		Latam Airlines Group SA, Series REGS, 7.25%, 6/9/2020	192,500
		TOTAL	2,064,175
		Automotive—0.4%
2,210,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.55%, 2/6/2019	2,239,504
300,000		Tata Motors Ltd., Sr. Unsecd. Note, 4.625%, 4/30/2020	313,760
1,000,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	1,037,500
		TOTAL	3,590,764
		Banking—14.6%
2,000,000		ADCB Finance Cayman, Ltd., Sr. Unsecd. Note, Series GMTN, 2.625%, 3/10/2020	1,999,240
2,000,000		Alfa Bank (Alfa Bond), Sr. Unsecd. Note, Series EMTN, 5.00%, 11/27/2018	2,051,700
460,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	499,100
800,000		BBVA Bancomer SA Grand Cayman, Series REGS, 6.008%, 5/17/2022	816,400
510,000	[1,2]	BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	510,000
600,000		BBVA Bancomer SA Texas, Series REGS, 7.25%, 4/22/2020	663,000
500,000		BBVA Bancomer SA Texas, Sr. Unsecd. Note, Series REGS, 4.375%, 4/10/2024	516,250
1,200,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	1,316,400
2,600,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.75%, 9/30/2022	2,873,000
900,000	[1,2]	Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	933,480
1,200,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,239,000
350,000		Banco Btg Pactual/Cayman, Series REGS, 4.00%, 1/16/2020	301,000
300,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	242,400
250,000		Banco Daycoval SA, Series REGS, 5.75%, 3/19/2019	256,875
500,000	[1,2]	Banco De Bogota SA, Sub., Series 144A, 6.25%, 5/12/2026	492,500
730,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	792,050
1,000,000		Banco Del Estado, Sr. Unsecd. Note, Series REGS, 4.125%, 10/7/2020	1,058,949
2,345,000		Banco Do Brasil SA, 3.875%, 10/10/2022	2,116,362
1,200,000		Banco Do Brasil SA, Jr. Sub. Note, Series REGS, 8.50%, 10/29/2049	1,157,640
1,100,000		Banco Do Brasil SA, Series REGS, 5.875%, 1/26/2022	1,050,500
2,200,000		Banco Do Brasil SA, Sr. Unsecd. Note, Series REGS, 3.75%, 7/25/2018	2,429,536
400,000		Banco do Estado do Rio Grande do Sul SA, Sub., Series REGS, 7.375%, 2/2/2022	365,000
1,000,000	[1,2]	Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,097,500
100,000		Banco Pan SA, Series REGS, 8.50%, 4/23/2020	93,250
900,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	896,130
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	248,925
1,500,000		Bancolombia SA, 5.95%, 6/3/2021	1,604,850
800,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	853,702
2,200,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 6/30/2020	2,243,721
2,630,000	[1,2]	Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,728,373
5,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	5,809,462
2,300,000		CITIC Ltd., Sr. Unsecd. Note, Series EMTN, 6.875%, 1/21/2018	2,470,904
1,950,000		Caixa Economica Federal, Series REGS, 3.50%, 11/7/2022	1,647,750
700,000		Caixa Economica Federal, Series REGS, 4.25%, 5/13/2019	668,500
2,030,000	[1,2]	Corpbanca, Series 144A, 3.875%, 9/22/2019	2,115,351
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		CORPORATE BONDS—continued
		Banking—continued
$250,000	[1,2]	CorpGroup Banking SA, Sr. Unsecd. Note, Series 144A, 6.75%, 3/15/2023	$234,063
7,800,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	7,965,220
1,500,000		Export-Import Bank Korea, Sr. Unsecd. Note, 3.25%, 8/12/2026	1,580,641
7,000,000		Export-Import Bank of China/The via Avi Funding Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.80%, 9/16/2025	7,370,041
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	1,042,063
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	1,041,147
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	223,145
2,000,000	[1,2]	ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,231,448
1,500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	1,522,973
4,600,000		Industrial and Commercial Bank of China, Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/29/2049	4,786,539
3,050,000	[1,2]	Industrial and Commercial Bank of China, Ltd., Series 144A, 6.00%, 12/31/2049	3,173,683
2,800,000	[1,2]	Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,792,431
300,000		Itau Unibanco Holding SA, Series REGS, 5.125%, 5/13/2023	291,300
400,000		Itau Unibanco Holding SA, Sr. Unsecd. Note, Series REGS, 2.85%, 5/26/2018	398,400
1,100,000		Itau Unibanco Holding SA, Sub. Note, Series REGS, 5.65%, 3/19/2022	1,116,500
1,700,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	1,713,940
400,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	422,000
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	534,500
600,000		Kookmin Bank, Series REGS, 1.625%, 7/14/2017	600,578
5,200,000		Korea Development Bank, Sr. Unsecd. Note, 3.00%, 9/14/2022	5,398,723
500,000		Korea Development Bank, Sr. Unsecd. Note, 3.375%, 9/16/2025	532,035
500,000		Korea Exchange Bank, Sr. Unsecd. Note, Series EMTN, 2.50%, 1/27/2021	504,716
400,000		Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	413,712
3,000,000		National Bank of Abu Dhabi, Series REGS, 5.25%, 12/29/2049	3,039,750
1,000,000	[1,2]	NongHyup Bank, Sr. Unsecd. Note, Series 144A, 2.25%, 9/19/2017	1,009,225
6,000,000		Ojsc Russ Agric Bk (RSHB), Sub. Note, Series REGS, 8.50%, 10/16/2023	5,989,080
2,355,000	[1,2]	RSHB Capital S.A., Series 144A, 5.10%, 7/25/2018	2,422,706
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	1,002,910
700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	723,226
2,830,000	[1,2]	T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 4.75%, 4/29/2021	2,828,797
3,000,000	[1,2]	Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series 144A, 4.75%, 2/11/2021	2,922,063
1,000,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	1,000,400
1,600,000		Vnesheconombank (VEB), Series REGS, 5.375%, 2/13/2017	1,627,919
1,560,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	1,593,150
1,515,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	1,560,450
2,600,000	[1,2]	Vnesheconombank (VEB), Sr. Unsecd. Note, Series 144A, 5.375%, 2/13/2017	2,645,367
5,200,000		Vnesheconombank (VEB), Sr. Unsecd. Note, Series REGS, 6.902%, 7/9/2020	5,558,514
260,000	[1,2]	Woori Bank, Jr. Sub. Note, Series 144A, 6.208%, 5/2/2037	269,857
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	310,550
500,000	[1,2]	Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	507,895
800,000	[1,2]	Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	907,660
800,000		Woori Bank, Sub. Note, Series REGS, 4.75%, 4/30/2024	830,811
		TOTAL	128,798,928
		Brewing—0.5%
5,000,000		Anadolu Efes Biracilik ve Malt Sanayii A.S., Series REGS, 3.375%, 11/1/2022	4,411,350
		Broadcast Radio & TV—0.3%
300,000	[1,2]	Globo Communicacoes Part, Sr. Unsecd. Note, Series 144A, 4.843%, 6/8/2025	283,875
1,978,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,528,017
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		CORPORATE BONDS—continued
		Broadcast Radio & TV—continued
$200,000		TV Azteca SA de CV, Sr. Unsecd. Note, Series REGS, 7.625%, 9/18/2020	$125,500
		TOTAL	2,937,392
		Building & Development—0.1%
300,000		Doosan Heavy Industries and Construction Co. Ltd., Sr. Unsecd. Note, Series REGS, 2.125%, 4/27/2020	299,007
400,000		Odebrecht Finance Ltd., Sr. Unsecd. Note, Series REGS, 4.375%, 4/25/2025	139,000
500,000		Odebrecht Finance Ltd., Sr. Unsecd. Note, Series REGS, 7.50%, 9/29/2049	180,000
		TOTAL	618,007
		Building Materials—0.7%
950,000		Cemex S.A.B de C.V., Series REGS, 5.70%, 1/11/2025	900,125
500,000		Cemex S.A.B de C.V., Series REGS, 5.875%, 3/25/2019	510,000
500,000		Cemex S.A.B de C.V., Series REGS, 7.75%, 4/16/2026	526,875
800,000	[1,2]	Cemex, S.A.B de C.V., Series 144A, 7.75%, 4/16/2026	843,000
800,000		Cemex, S.A.B de C.V., Series REGS, 6.125%, 5/5/2025	780,000
1,700,000		Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	1,684,326
600,000	[1,2]	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	543,000
		TOTAL	5,787,326
		Chemicals & Plastics—2.0%
1,000,000		Alfa SA, Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	1,022,500
600,000		Braskem America Finance Co., Series REGS, 7.125%, 7/22/2041	538,500
1,500,000		Braskem Finance Ltd., Series REGS, 5.75%, 4/15/2021	1,483,125
300,000		Braskem Finance Ltd., Series REGS, 7.375%, 10/4/2099	271,500
200,000		Gajah Tunggal, Series REGS, 7.75%, 2/6/2018	157,000
4,000,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 4.50%, 10/22/2025	3,878,320
2,075,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	2,179,455
1,500,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	1,522,440
800,000		Mexichem SA de CV, Sr. Unsecd. Note, Series REGS, 5.875%, 9/17/2044	726,000
900,000		PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	967,213
2,500,000		Phosagro OAO, Sr. Unsecd. Note, Series REGS, 4.204%, 2/13/2018	2,546,875
2,000,000		Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	2,040,018
		TOTAL	17,332,946
		Communications - Telecom Wireless—0.5%
700,000		Myriad International Holdings BV, Sr. Unsecd. Note, Series REGS, 6.00%, 7/18/2020	764,519
3,100,000		Proven Honour Capital, Sr. Unsecd. Note, 4.125%, 5/19/2025	3,148,186
800,000		VTR Finance BV, Series REGS, 6.875%, 1/15/2024	791,000
		TOTAL	4,703,705
		Conglomerates—0.4%
3,000,000		Hutch Whampoa Int. 12 Ltd., Series REGS, 6.00%, 5/29/2049	3,116,250
400,000		SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	418,901
		TOTAL	3,535,151
		Consumer Cyclical - Household and Leisure Products—0.2%
1,500,000		Arcelik AS, Sr. Unsecd. Note, Series REGS, 5.00%, 4/3/2023	1,444,800
		Consumer Cyclical - Services—0.4%
3,500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	3,505,456
		Consumer Products—0.6%
4,200,000		Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	4,117,651
1,000,000		Fomento Economico Mexicano, SA de C.V., 4.375%, 5/10/2043	993,464
		TOTAL	5,111,115
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—0.2%
$1,600,000	[1,2]	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	$1,652,000
		Energy - Refining—0.4%
800,000		Bharat Petroleum Corp. Ltd., Sr. Unsecd. Note, Series EMTN, 4.00%, 5/8/2025	803,214
1,900,000	[1,2]	Koc Holding A.S., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2023	1,928,500
600,000		Petron Corp., 7.50%, 8/6/2018	640,500
		TOTAL	3,372,214
		Farming & Agriculture—0.9%
4,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,181,518
1,200,000		Marfrig Overseas Ltd., Series REGS, 9.50%, 5/4/2020	1,238,400
2,500,000		Uralkali, Series REGS, 3.723%, 4/30/2018	2,507,750
		TOTAL	7,927,668
		Finance—2.7%
2,525,000	[1,2]	Africa Finance Corp., Sr. Unsecd. Note, Series 144A, 4.375%, 4/29/2020	2,560,805
370,000		BTG Investments LP, Sr. Unsecd. Note, Series REGS, 4.50%, 4/17/2018	333,370
3,300,000		CBQ Finance Ltd., Sr. Unsecd. Note, 2.875%, 6/24/2019	3,347,982
500,000		CIELO S.A., 3.75%, 11/16/2022	467,500
1,000,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,062,200
1,700,000	[1,2]	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,772,250
800,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, Series REGS, 3.25%, 7/15/2019	822,504
200,000		Gol Finance, Sr. Unsecd. Note, Series REGS, 8.75%, 5/5/2049	57,500
1,000,000		Grupo Aval Ltd., Series REGS, 4.75%, 9/26/2022	940,000
1,100,000	[1,2]	Gruposura Finance, Sr. Unsecd. Note, Series 144A, 5.50%, 4/29/2026	1,119,250
200,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	194,500
5,950,000		MAF Global Securities, 7.125%, 10/29/2049	6,226,437
4,300,000		QNB Finance Ltd., Sr. Unsecd. Note, Series REGS, 2.75%, 10/31/2018	4,374,751
200,000		TAM Capital 3, Inc., Sr. Unsecd. Note, Series REGS, 8.375%, 6/3/2021	181,600
		TOTAL	23,460,649
		Financial Intermediaries—1.1%
2,300,000		ADIB Capital Invest 1 Ltd., 6.375%, 10/29/2049	2,401,108
2,700,000	[1,2]	Banco Santander, S.A., Series 144A, 4.125%, 11/9/2022	2,781,000
1,700,000	[1,2]	Investcorp SA, Series 144A, 8.25%, 11/1/2017	1,790,112
250,000	[1,2]	Offshore Drilling Holding SA, Series 144A, 8.375%, 9/20/2020	87,500
2,500,000		Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,452,500
		TOTAL	9,512,220
		Food & Beverage—0.4%
800,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	842,033
600,000		Cosan Overseas Ltd., 8.25%, 11/29/2049	559,380
600,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	585,000
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	755,576
300,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	311,779
250,000		Sadia Overseas Ltd., Sr. Unsecd. Note, Series REGS, 6.875%, 5/24/2017	259,375
		TOTAL	3,313,143
		Food & Drug Retailers—0.1%
800,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	810,234
200,000	[1,2]	Cencosud SA, Sr. Unsecd. Note, Series 144A, 4.875%, 1/20/2023	202,559
		TOTAL	1,012,793
		Food Products—0.8%
2,700,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 3.875%, 6/27/2024	2,752,736
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		CORPORATE BONDS—continued
		Food Products—continued
$100,000		Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series REGS, 4.875%, 6/30/2020	$107,657
900,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	947,250
1,200,000	[1,2]	Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 8.00%, 6/8/2023	1,208,040
400,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, Series REGS, 6.875%, 6/24/2019	401,400
1,500,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.75%, 1/31/2023	1,522,500
		TOTAL	6,939,583
		Forest Product—0.1%
1,000,000		Celulosa Arauco y Constitucion SA, Sr. Unsecd. Note, 7.25%, 7/29/2019	1,133,934
		Government Agency—0.7%
800,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Note, Series 144A, 6.50%, 6/10/2019	825,000
800,000	[1,2]	Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series 144A, 6.37%, 6/16/2018	825,600
1,400,000		Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsecd. Note, Series REGS, 6.50%, 6/10/2019	1,443,750
2,600,000		Korea National Oil Corp., Sr. Unsecd. Note, Series REGS, 3.25%, 7/10/2024	2,707,903
		TOTAL	5,802,253
		Hotels, Motels, Inns & Casinos—0.0%
350,000		Grupo Posadas SA de C.V., Sr. Secd. Note, Series REGS, 7.875%, 6/30/2022	349,125
		Industrial - Other—0.0%
250,000		Andrade Gutierrez International S.A., Sr. Unsecd. Note, Series REGS, 4.00%, 4/30/2018	198,125
200,000		Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	105,906
		TOTAL	304,031
		Metals & Mining—3.4%
800,000		Abja Investment Co., 5.95%, 7/31/2024	758,000
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	732,337
500,000		CSN Islands XI Corp., Series REGS, 6.875%, 9/21/2019	277,500
400,000		CSN Resources SA, Series REGS, 6.50%, 7/21/2020	210,000
4,200,000		China Hongqiao Group, 7.625%, 6/26/2017	4,302,480
2,600,000	[1,2]	Codelco, Inc., Series 144A, 3.00%, 7/17/2022	2,524,244
1,933,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	1,971,167
2,500,000	[1,2]	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/4/2044	2,384,497
1,000,000		Fresnillo PLC, Series REGS, 5.50%, 11/13/2023	1,077,500
700,000	[1,2]	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	556,500
1,500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	1,262,070
500,000		GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 7.25%, 10/20/2017	518,750
800,000		Gerdau Trade, Inc., Sr. Unsecd. Note, Series REGS, 4.75%, 4/15/2023	648,000
1,500,000		MMC Norlisk Nick Via MMC, Sr. Unsecd. Note, Series REGS, 6.625%, 10/14/2022	1,634,250
400,000		Samarco Mineracao SA, Series REGS, 4.125%, 11/1/2022	200,352
1,000,000		Samarco Mineracao SA, Series REGS, 5.75%, 10/24/2023	492,500
1,000,000		Severstal OAO Via Steel Capital SA, Sr. Unsecd. Note, Series REGS, 5.90%, 10/17/2022	1,062,625
2,000,000		Southern Copper Corp., 5.25%, 11/8/2042	1,656,456
410,000		Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	395,486
3,000,000		Vale Overseas Ltd., 4.375%, 1/11/2022	2,704,140
1,000,000		Vale Overseas Ltd., 6.875%, 11/21/2036	835,000
220,000		Vale Overseas Ltd., Sr. Unsecd. Note, 4.625%, 9/15/2020	207,009
1,000,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	822,500
800,000		Vale SA, 5.625%, 9/11/2042	610,000
1,000,000		Vedanta Resources PLC, Series REGS, 7.125%, 5/31/2023	715,000
550,000		Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	438,625
200,000		Vedanta Resources PLC, Series REGS, 9.50%, 7/18/2018	189,001
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		CORPORATE BONDS—continued
		Metals & Mining—continued
$500,000		Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 6.00%, 1/31/2019	$416,250
400,000		Volcan Compania Minera S.A., Series REGS, 5.375%, 2/2/2022	347,880
		TOTAL	29,950,119
		Oil & Gas—14.5%
1,366,171	[1]	Afren PLC, Series 144A, 6.625%, 12/9/2020	17,078
1,200,278	[3,4]	Afren PLC, Series REGS, 10.25%, 4/8/2019	15,004
2,439,590	[3,4]	Afren PLC, Series REGS, 11.50%, 2/1/2016	30,495
8,500,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	8,832,087
1,000,000		CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	1,016,524
60,000		Ecopetrol SA, 4.25%, 9/18/2018	62,028
900,000	[1,2]	Empresa Nacional del Petroleo, Note, Series 144A, 5.25%, 8/10/2020	967,836
600,000		GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	612,755
800,000		Gazprom Via Gaz Capital SA, Series REGS, 7.288%, 8/16/2037	897,200
2,509,000		KazMunaiGaz Finance Sub B.V., Series REGS, 6.375%, 4/9/2021	2,659,540
700,000		Korea Gas Corp., Sr. Unsecd. Note, Series REGS, 3.50%, 7/2/2026	749,468
2,000,000		Lukoil International Finance BV, Series REGS, 4.563%, 4/24/2023	1,976,906
2,200,000		Mie Holdings Corp., Sr. Unsecd. Note, Series REGS, 7.50%, 4/25/2019	1,512,500
3,163,000		ONGC Videsh Ltd., 3.75%, 5/7/2023	3,172,967
451,200		Odbrcht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	63,168
628,000		Odebrecht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	169,560
175,880		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.75%, 10/1/2022	24,623
400,000		PTT Exploration and Production Public Co., Sub. Note, Series REGS, 4.875%, 12/29/2049	396,100
11,100,000		Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	10,246,898
2,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 2.768%, 1/15/2019	1,792,600
1,100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 3.00%, 1/15/2019	1,013,650
1,300,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 3.25%, 3/17/2017	1,301,950
5,550,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	4,267,950
4,400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	3,710,080
4,600,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	4,564,120
2,600,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	2,473,900
1,000,000		Petrobras International Finance Co., 5.875%, 3/1/2018	1,017,500
500,000		Petrobras International Finance Co., Company Guarantee, 7.875%, 3/15/2019	508,125
3,535,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.75%, 1/20/2020	3,325,551
5,000,000		Petroleos de Venezuela, S.A., Company Guarantee, 5.375%, 4/12/2027	1,649,500
15,300,000		Petroleos de Venezuela, S.A., Sr. Unsecd. Note, Series REGS, 6.00%, 11/15/2026	4,970,970
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.25%, 1/15/2025	4,688,000
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.50%, 1/23/2026	1,881,800
9,300,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.625%, 1/23/2046	7,928,250
19,560,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.875%, 8/4/2026	21,302,796
1,000,000		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	1,056,500
8,600,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	8,830,626
1,000,000		Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	1,058,651
2,025,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	2,025,425
400,000		Qgog Constellation SA, Series REGS, 6.25%, 11/9/2019	200,000
2,000,000	[1,2]	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	1,958,106
8,700,000	[1,2]	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	8,574,894
800,000	[1,2]	Thai Oil PCL, Series 144A, 4.875%, 1/23/2043	817,887
400,000		Tupras Turkiye Petrol Rafinerileri AS, Series REGS, 4.125%, 5/2/2018	403,838
920,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	964,804
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$2,300,000	[1,2]	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 8.50%, 3/23/2021	$2,415,000
		TOTAL	128,125,210
		Paper Products—0.1%
660,000		Fibria Overseas Finance, Sr. Unsecd. Note, 5.25%, 5/12/2024	669,900
300,000	[1,2]	Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	310,330
		TOTAL	980,230
		Pharmaceuticals—0.2%
1,400,000		Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,390,624
		Rail Industry—0.5%
4,000,000		Rzd Capital PLC, Series REGS, 5.70%, 4/5/2022	4,204,300
		Railroad—0.3%
500,000		Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	471,250
2,200,000	[1,2]	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	2,260,500
		TOTAL	2,731,750
		Real Estate—2.2%
5,300,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	5,417,803
4,340,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	4,579,104
1,550,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	2,251,003
200,000		Franshion Brilliant Ltd., 5.375%, 10/17/2018	209,982
4,800,000		Franshion Brilliant Ltd., 5.75%, 3/19/2019	5,160,000
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	2,100,878
		TOTAL	19,718,770
		Retailers—0.1%
400,000		Grupo Elektra S.A. de C.V., Sr. Unsecd. Note, Series REGS, 7.25%, 8/6/2018	399,500
800,000		S.A.C.I. Falabella, Series REGS, 3.75%, 4/30/2023	813,062
		TOTAL	1,212,562
		Software & Services—0.3%
300,000		SixSigma Networks Mexico SA de CV, Series REGS, 8.25%, 11/7/2021	292,500
2,500,000	[1,2]	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,596,798
		TOTAL	2,889,298
		Sovereign—1.2%
2,437,500		Angola, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 8/16/2019	2,468,091
28,800,000		Argentina, Government of, Unsecd. Note, 29.010%, 2/5/2018	1,930,122
21,600,000		Argentina, Government of, Unsecd. Note, 30.321%, 3/7/2018	1,528,657
2,000,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	2,085,352
1,200,000		Qatar, Government of, 3.241%, 1/18/2023	1,237,500
1,200,000		Qatar, Government of, Sr. Unsecd. Note, Series REGS, 2.099%, 1/18/2018	1,203,000
		TOTAL	10,452,722
		State/Provincial—1.9%
7,615,000	[1,2]	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	8,300,350
7,900,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	8,848,000
40,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series REGS, 4.00%, 5/15/2035	26,800
22,000		Provincia De Buenos Aires, Sr. Unsecd. Note, Series REGS, 9.25%, 4/15/2017	22,440
		TOTAL	17,197,590
		Steel—0.2%
1,500,000		OJSC Novo (Steel Funding), Sr. Unsecd. Note, Series REGS, 4.45%, 2/19/2018	1,550,625
		Technology—0.5%
4,000,000		Lenovo Group Ltd., Sr. Unsecd. Note, 4.70%, 5/8/2019	4,210,128
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—3.5%
$1,200,000		America Movil S.A.B. de C.V., 6.125%, 11/15/2037	$1,404,948
800,000		America Movil S.A.B. de C.V., 6.125%, 3/30/2040	943,532
1,725,000		America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	1,899,238
2,650,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	2,883,663
2,230,000		Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	2,397,604
300,000	[1,2]	Colombia Telecomunicaciones SA ESP, Sub. Note, Series 144A, 8.50%, 12/29/2049	268,500
600,000		Comcel Trust, Series REGS, 6.875%, 2/6/2024	561,816
1,500,000		Digicel Group Ltd., Series REGS, 8.25%, 9/30/2020	1,308,750
500,000		Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 7.125%, 4/1/2022	388,150
1,250,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	1,113,600
3,000,000		Emirates Telecom Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 6/18/2024	3,112,815
1,200,000		Empresa Nacional de Telecomunicaciones SA, Sr. Unsecd. Note, Series REGS, 4.875%, 10/30/2024	1,199,146
1,600,000	[1,2]	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	1,620,000
1,500,000		Mobile Telesys (Mts Int), Sr. Unsecd. Note, Series REGS, 5.00%, 5/30/2023	1,503,750
800,000		Oi S.A., Series REGS, 5.75%, 2/10/2022	165,600
2,300,000		Qtel International Finance Ltd., Series REGS, 3.25%, 2/21/2023	2,277,000
400,000	[1,2]	SK Telecom Co. Ltd., Sr. Unsecd. Note, Series 144A, 2.125%, 5/1/2018	402,838
700,000		Telemar Norte Leste SA, Series REGS, 5.50%, 10/23/2020	210,000
2,900,000	[1,2]	Turkcell Iletisim Hizmetleri A.S., Unsecd. Note, Series 144A, 5.75%, 10/15/2025	2,881,991
4,000,000		Vimpelcom, Sr. Unsecd. Note, Series REGS, 5.20%, 2/13/2019	4,103,080
		TOTAL	30,646,021
		Transportation—0.4%
3,300,000	[1,2]	DP World Ltd., Series 144A, 6.85%, 7/2/2037	3,488,991
200,000		DP World Ltd., Series REGS, 6.85%, 7/2/2037	211,454
		TOTAL	3,700,445
		Utilities—3.2%
3,900,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	4,272,076
2,000,000		Comision Fed De Electric, Series REGS, 4.875%, 1/15/2024	2,060,000
6,050,000		Empresa de Energia de Bogota SA, Sr. Unsecd. Note, Series REGS, 6.125%, 11/10/2021	6,276,875
2,600,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	2,398,500
1,600,000	[1,2]	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	1,669,536
2,277,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	2,354,418
4,200,000		Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	4,669,350
2,000,000		Israel Electric Corp. Ltd., Sr. Unsecd. Note, Series REGS, 6.70%, 2/10/2017	2,067,700
200,000		Listrindo Capital BV, Sr. Unsecd. Note, Series REGS, 6.95%, 2/21/2019	207,500
200,000		Majapahit Holding BV, Series REGS, 7.875%, 6/29/2037	242,500
2,000,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	2,698,350
		TOTAL	28,916,805
		Utility - Electric—0.7%
1,000,000		Colbun SA, Sr. Unsecd. Note, Series REGS, 6.00%, 1/21/2020	1,107,375
2,300,000		NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	2,401,966
2,700,000		Saudi Electric Global Sukuk, Series REGS, 4.00%, 4/8/2024	2,740,500
		TOTAL	6,249,841
		TOTAL CORPORATE BONDS (IDENTIFIED COST $540,303,767)	542,747,768
		FOREIGN GOVERNMENTS/AGENCIES—33.8%
		Sovereign—33.6%
136,500,000		Argentina, Government of, 32.759%, 3/28/2017	10,538,468
5,000,000	[1,2]	Argentina, Government of, Series 144A, 6.875%, 4/22/2021	5,240,000
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
15,980,000	[1,2]	Argentina, Government of, Series 144A, 7.50%, 4/22/2026	$16,771,010
5,145,479		Argentina, Government of, Note, Series $DSC, 8.28%, 12/31/2033	5,595,709
4,600,000		Argentina, Government of, Unsecd. Note, Series NY, 0.75%, 2/22/2017	4,402,651
751,000		Armenia, Government of, 6.00%, 9/30/2020	736,994
1,353,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	1,327,766
2,600,000		Azerbaijan, Government of, Sr. Unsecd. Note, 4.75%, 3/18/2024	2,503,020
2,000,000		Bahrain, Government of, Unsecd. Note, 6.00%, 9/19/2044	1,554,320
1,000,000		Belarus, Government of, Sr. Unsecd. Note, 8.95%, 1/26/2018	1,043,750
3,060,000	[1,2]	Black Sea Trade & Development Bank, Sr. Unsecd. Note, Series 144A, 4.875%, 5/6/2021	3,163,275
965,000	[1,2]	Bolivia, Government of, Series 144A, 4.875%, 10/29/2022	1,054,263
15,900,000		Brazil, Government of, Sr. Unsecd. Note, 5.625%, 1/7/2041	13,674,000
2,370,000	[1,2]	Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	2,323,074
7,400,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	6,863,500
5,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	4,950,000
1,500,000	[1,2]	Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,380,000
1,630,000		Costa Rica, Government of, 4.375%, 4/30/2025	1,450,700
1,400,000		Croatia, Government of, 6.00%, 1/26/2024	1,510,950
2,100,000	[1,2]	Croatia, Government of, Series 144A, 6.00%, 1/26/2024	2,266,425
1,200,000	[1,2]	Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,224,000
2,600,000	[1,2]	Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,587,000
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.45%, 4/30/2044	1,055,000
1,700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	1,865,750
2,500,000		Dubai, Government of, 5.25%, 1/30/2043	2,237,460
2,800,000		Ecuador, Government of, 7.95%, 6/20/2024	2,506,000
2,000,000		Egypt, Government of, Note, 6.875%, 4/30/2040	1,650,000
2,165,000		El Salvador, Government of, 7.625%, 2/1/2041	1,845,662
600,000		Ethiopia, Government of, Sr. Unsecd. Note, 6.625%, 12/11/2024	546,810
1,000,000	[1,2]	Gabon, Government of, Unsecd. Note, Series 144A, 6.95%, 6/16/2025	842,500
500,000		Ghana, Government of, Unsecd. Note, 10.75%, 10/14/2030	500,050
3,480,000		Ghana, Government of, Unsecd. Note, 8.50%, 10/4/2017	3,493,224
1,200,000		Guatemala, Government of, Sr. Unsecd. Note, 5.75%, 6/6/2022	1,302,000
700,000		Honduras, Government of, 8.75%, 12/16/2020	789,250
1,902,000		Hungary, Government of, 4.125%, 2/19/2018	1,969,141
2,970,000		Hungary, Government of, 5.75%, 11/22/2023	3,355,565
750,000		Hungary, Government of, 6.375%, 3/29/2021	851,250
1,000,000		Hungary, Government of, Sr. Unsecd. Note, 7.625%, 3/29/2041	1,403,750
6,600,000		Indonesia, Government of, 5.375%, 10/17/2023	7,271,101
5,600,000		Indonesia, Government of, Sr. Unsecd. Note, 4.75%, 1/8/2026	5,937,753
3,500,000		Indonesia, Government of, Sr. Unsecd. Note, 5.25%, 1/17/2042	3,564,977
1,500,000	[1,2]	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	1,516,680
1,200,000		Iraq, Government of, Bond, 5.80%, 1/15/2028	873,000
2,400,000		Israel, Government of, Sr. Unsecd. Note, 2.875%, 3/16/2026	2,410,805
4,200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 5.75%, 12/31/2032	3,790,710
3,100,000		Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	3,208,500
1,500,000		Kazakhstan, Government of, 4.875%, 10/14/2044	1,335,000
1,100,000	[1,2]	Kazakhstan, Government of, Company Guarantee, Series 144A, 6.375%, 10/6/2020	1,123,375
1,700,000	[1,2]	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	1,788,825
1,130,000	[1,2]	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	1,037,001
3,700,000		Lebanon, Government of, Sr. Unsecd. Note, 5.15%, 11/12/2018	3,706,068
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
2,100,000		Lebanon, Government of, Sr. Unsecd. Note, 6.65%, 2/26/2030	$2,063,355
5,000,000		Lebanon, Government of, Sr. Unsub., 8.25%, 4/12/2021	5,462,600
7,900,000		Mexico, Government of, 4.125%, 1/21/2026	8,235,750
4,300,000		Mexico, Government of, 4.75%, 3/8/2044	4,267,750
5,240,000		Mexico, Government of, Note, 6.05%, 1/11/2040	6,157,000
6,000,000		Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	6,052,500
600,000		Namibia, Government of, Sr. Unsecd. Note, 5.50%, 11/3/2021	625,530
2,100,000		Nigeria, Government of, Sr. Unsecd. Note, 6.375%, 7/12/2023	1,991,430
1,800,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	1,898,100
2,200,000	[1,2]	Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	2,311,089
6,000,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	6,105,000
2,000,000	[1,2]	Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	2,040,000
95,000		Peru, Government of, Sr. Unsecd. Note, 5.625%, 11/18/2050	108,063
4,100,000		Philippines, Government of, 6.375%, 1/15/2032	5,706,699
2,500,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	2,751,860
4,000,000		Poland, Government of, 3.00%, 3/17/2023	4,034,880
4,600,000		Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	4,600,000
1,200,000		Qatar, Government of, Sr. Unsecd. Note, 4.50%, 1/20/2022	1,315,500
600,000		Qatar, Government of, Sr. Unsecd. Note, 6.40%, 1/20/2040	768,000
4,200,000		Romania, Government of, 4.375%, 8/22/2023	4,434,360
6,400,000	[1,2]	Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 4/4/2042	6,707,200
655,000		Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	602,600
200,000		Serbia, Government of, 5.875%, 12/3/2018	212,020
1,600,000		Serbia, Government of, 7.25%, 9/28/2021	1,822,000
5,000,000		South Africa, Government of, 5.875%, 5/30/2022	5,370,000
4,000,000	[1,2]	Sri Lanka, Government of, Series 144A, 6.00%, 1/14/2019	4,048,228
4,750,000		Sri Lanka, Government of, Sr. Unsecd. Note, 6.00%, 1/14/2019	4,807,271
2,300,000	[1,2]	Tunisia, Government of, Series 144A, 5.75%, 1/30/2025	2,061,559
6,100,000		Turkey, Government of, 3.25%, 3/23/2023	5,698,071
7,775,000		Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	7,561,187
3,010,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	933,702
412,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2019	397,992
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2020	1,435,695
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2021	1,418,763
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2022	1,407,476
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2023	1,399,951
1,505,000	[1,2]	Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2025	1,388,664
1,730,970		Uruguay, Government of, 4.375%, 10/27/2027	1,787,227
1,884,600		Uruguay, Government of, 4.50%, 8/14/2024	1,992,964
4,000,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	3,730,000
8,000,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	2,890,000
17,000,000		Venezuela, Government of, Sr. Unsecd. Note, 6.00%, 12/9/2020	6,183,750
1,400,000	[1,2]	Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	1,553,516
4,800,000	[1,2]	Zambia, Government of, Series 144A, 8.97%, 7/30/2027	3,924,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $293,698,498)	296,201,384
		PURCHASED CALL OPTION—0.0%
16,800,000		Bank of America Merrill Lynch, EUR PUT/USD CALL, Strike Price: $1.05; Expiration Date: 12/14/2016 (IDENTIFIED COST $270,560)	152,208
Semi-Annual Shareholder Report

Principal Amount, Contracts or Shares			Value in U.S Dollars
		PURCHASED PUT OPTION—0.0%
20,800,000		Bank of America Merrill Lynch, USD PUT/EUR CALL, Strike Price: $1.30; Expiration Date: 12/14/2016 (IDENTIFIED COST $83,520)	$9,693
		PURCHASED PUT SWAPTION—0.1%
95,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 Month LIBOR, pay 2.20%, Expiration Date 2/3/2017 (IDENTIFIED COST $1,824,000)	961,533
		U.S. TREASURY—1.1%
$10,100,000	[5]	United States Treasury Note, 0.375%, 10/31/2016 (IDENTIFIED COST $10,092,105)	10,094,740
		INVESTMENT COMPANY—2.4%
21,288,378	[6]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[7] (AT NET ASSET VALUE)	21,288,378
		TOTAL INVESTMENTS—98.7% (IDENTIFIED COST $867,560,828)[8]	871,455,704
		OTHER ASSETS AND LIABILITIES - NET—1.3%[9]	11,052,629
		TOTAL NET ASSETS—100%	$882,508,333
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[4]United States Treasury Notes 2-Year Long Future	203	$44,234,969	September 2016	$24,918
[4]United States Treasury Notes 10-Year Short Futures	306	$39,684,375	September 2016	$(70,062)
[4]United States Ultra Bond Short Futures	103	$18,037,875	September 2016	$(52,572)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(97,716)
At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
06/02/2016	BNP Paribas SA	14,750,000 PEN	$4,147,919	$220,510
06/02/2016	BNP Paribas SA	15,500,000 PEN	$4,351,488	$239,064
06/17/2016	JPMorgan Chase	1,410,000 BRL	$390,823	$(2,337)
06/17/2016	JPMorgan Chase	2,030,000 TRY	$686,957	$(2,256)
06/17/2016	JPMorgan Chase	2,780,000 BRL	$754,483	$11,467
06/17/2016	JPMorgan Chase	2,787,975 BRL	$750,000	$18,148
06/17/2016	BNP Paribas SA	3,100,000 GBP	$4,490,096	$208
06/17/2016	JPMorgan Chase	4,365,000 TRY	$1,506,675	$(34,401)
06/17/2016	JPMorgan Chase	4,380,843 TRY	$1,500,000	$(22,382)
06/17/2016	Bank of America, N.A.	7,350,000 ZAR	$466,292	$(33)
06/17/2016	JPMorgan Chase	11,386,000 ZAR	$749,037	$(26,750)
06/17/2016	JPMorgan Chase	11,583,568 ZAR	$750,000	$(15,179)
06/17/2016	JPMorgan Chase	13,080,000 MXN	$706,725	$816
06/17/2016	JPMorgan Chase	16,090,000 CNY	$2,453,080	$(10,767)
06/17/2016	JPMorgan Chase	17,841,450 CNY	$2,750,000	$(41,833)
06/17/2016	JPMorgan Chase	17,906,000 CNY	$2,755,405	$(37,440)
06/17/2016	JPMorgan Chase	21,764,000 MXN	$1,254,920	$(77,632)
06/17/2016	JPMorgan Chase	21,923,385 MXN	$1,250,000	$(64,091)
06/17/2016	JPMorgan Chase	24,050,000 RUB	$363,117	$(3,891)
06/17/2016	Bank of America, N.A.	38,440,000 ZAR	$2,500,000	$(61,502)
06/17/2016	Morgan Stanley Capital SE	44,593,430 MXN	$2,500,000	$(87,793)
06/17/2016	JPMorgan Chase	52,050,000 RUB	$750,437	$27,016
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
06/17/2016	JPMorgan Chase	52,280,540 RUB	$750,000	$30,896
06/17/2016	Goldman Sachs Bank	170,100,000 INR	$2,500,000	$21,451
06/17/2016	Bank of America, N.A.	500,000,000 JPY	$4,630,157	$(112,809)
06/17/2016	BNP Paribas SA	547,990,000 CLP	$789,440	$439
06/17/2016	JPMorgan Chase	1,011,420,000 KRW	$855,070	$(6,679)
06/17/2016	JPMorgan Chase	1,013,460,000 CLP	$1,500,000	$(39,186)
06/17/2016	BNP Paribas SA	1,020,000,000 CLP	$1,504,425	$(34,184)
06/17/2016	BNP Paribas SA	1,389,300,000 COP	$451,621	$(3,452)
06/17/2016	JPMorgan Chase	1,718,000,000 KRW	$1,499,978	$(58,899)
06/17/2016	JPMorgan Chase	1,738,845,000 KRW	$1,500,000	$(41,436)
06/17/2016	JPMorgan Chase	2,297,629,000 COP	$758,293	$(17,109)
06/17/2016	JPMorgan Chase	2,346,465,000 COP	$750,000	$6,938
06/17/2016	BNP Paribas SA	8,050,000,000 COP	$2,500,000	$96,823
06/17/2016	JPMorgan Chase	13,065,610,000 IDR	$955,787	$(1,723)
06/17/2016	JPMorgan Chase	26,358,000,000 IDR	$2,000,000	$(75,313)
06/17/2016	JPMorgan Chase	26,850,760,000 IDR	$2,012,348	$(51,679)
06/17/2016	Morgan Stanley Capital SE	33,175,000,000 IDR	$2,500,000	$(77,529)
08/23/2016	Barclays Bank PLC	28,800,000 CNH	$4,310,087	$46,544
08/23/2016	Barclays Bank PLC	31,500,000 CNH	$4,683,318	$81,747
12/02/2016	Citibank N.A	19,600,000 BRL	$4,384,297	$768,987
Contracts Sold:
06/02/2016	BNP Paribas SA	7,750,000 PEN	$2,280,753	$(14,523)
06/02/2016	BNP Paribas SA	7,750,000 PEN	$2,303,120	$7,844
06/02/2016	BNP Paribas SA	14,750,000 PEN	$4,207,674	$(160,755)
06/17/2016	JPMorgan Chase	47,830,000 RUB	$728,055	$13,635
06/17/2016	JPMorgan Chase	2,787,975 BRL	$783,498	$15,350
06/17/2016	BNP Paribas SA	2,747,630,000 COP	$900,862	$14,514
06/17/2016	JPMorgan Chase	14,760,000 ZAR	$931,361	$(4,962)
06/17/2016	JPMorgan Chase	4,100,000 TRY	$1,370,367	$(12,526)
06/17/2016	JPMorgan Chase	26,170,000 MXN	$1,422,057	$6,434
06/17/2016	BNP Paribas SA	1,093,500,000 CLP	$1,578,378	$2,193
06/17/2016	JPMorgan Chase	2,029,110,000 KRW	$1,708,336	$6,294
06/17/2016	JPMorgan Chase	25,733,490,000 IDR	$1,906,891	$27,806
06/17/2016	Morgan Stanley Capital SE	44,593,430 MXN	$2,466,366	$54,159
06/17/2016	Morgan Stanley Capital SE	33,175,000,000 IDR	$2,496,050	$73,579
06/17/2016	Goldman Sachs Bank	171,225,000 INR	$2,500,000	$(38,127)
06/17/2016	JPMorgan Chase	2,200,000 EUR	$2,507,541	$58,472
06/17/2016	JPMorgan Chase	17,900,000 CNY	$2,728,367	$11,313
06/17/2016	Bank of America, N.A.	500,000,000 JPY	$4,489,499	$(27,849)
06/17/2016	BNP Paribas SA	3,100,000 GBP	$4,507,934	$17,630
06/17/2016	Bank of America, N.A.	7,800,000 EUR	$8,999,874	$316,811
06/22/2016	Citibank N.A	1,620,000 GBP	$2,322,068	$(24,575)
08/23/2016	Barclays Bank PLC	60,300,000 CNH	$9,238,406	$116,710
12/02/2016	Citibank N.A	19,600,000 BRL	$4,493,867	$(659,417)
12/21/2016	Citibank N.A	29,450,000 CNH	$4,263,790	$(158,482)
03/28/2017	BNP Paribas SA	136,500,000 ARS	$8,115,339	$45,501
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$249,798
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following open swap contracts:
INTEREST RATE SWAPS
Counterparty/ Exchange	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Centrally Cleared Swaps:
LCH	3M US LIBOR	Pay	2.25%	6/15/2026	$41,800,000	$2,137,025	$(127,657)
TOTAL INTEREST RATE SWAPS						$2,137,025	$(127,657)
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2016[10]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital	CDX Index Emerging Market Series 25	Sell	1.00%	6/20/2021	3.08%	$26,200,000	$(2,384,200)	$(2,365,860)	$(18,340)
Barclays Capital	Government of Brazil	Sell	1.00%	6/20/2021	3.75%	$13,000,000	$1,519,691	$1,514,921	$4,770
JPMorgan Chase	Government of Venezuela	Buy	5.00%	12/20/2020	46.43%	$2,500,000	$1,590,700	$1,612,500	$(21,800)
Goldman Sachs	Government of Turkey	Buy	1.00%	6/20/2021	2.76%	$8,800,000	$683,234	$736,210	$(52,976)
Goldman Sachs	Government of Turkey	Sell	1.00%	9/20/2020	2.44%	$19,700,000	$(1,102,390)	$(1,577,825)	$475,435
Goldman Sachs	Government of Mexico	Sell	1.00%	12/20/2020	1.60%	$4,200,000	$(105,604)	$(188,089)	$82,485
Bank of America	Government of South Africa	Sell	1.00%	12/20/2020	3.06%	$1,100,000	$(90,358)	$(79,618)	$(10,740)
Bank of America	Government of South Africa	Sell	1.00%	12/20/2025	3.99%	$1,100,000	$(219,560)	$(171,819)	$(47,741)
TOTAL CREDIT DEFAULT SWAPS							$(108,487)	$(519,580)	$411,093
At May 31, 2016, the Fund had the following written put option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[4]Bank of America Merrill Lynch, EUR CALL/USD PUT	December 2016	$1.15	18,400,000	$(284,795)
4GMS, BRL CALL/USD PUT	July 2016	$3.69	900,000	(27,919)
(PREMIUMS RECEIVED $640,895)				$(312,714)
At May 31, 2016, the Fund had the following written call swaption contract:
Security	Expiration Date	Exercise Price	Contracts	Value
[4]Morgan Stanley & Co. LLC., Upon exercise, receiving floating 3 Month LIBOR (PREMIUMS RECEIVED $2,063,875)	10/7/2016	1.75%	95,000,000	$(1,526,745)
Net Unrealized Appreciation and Depreciation on Futures Contracts, Foreign Exchange Contracts, and value for Swap Contracts, Written Options and Written Swaptions is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $217,867,400, which represented 24.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2016, these liquid restricted securities amounted to $217,850,322, which represented 24.7% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding swap contracts.
6	Affiliated holding.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $867,779,544
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$542,747,768	$—	$542,747,768
Foreign Governments/Agencies	—	296,201,384	—	296,201,384
Purchased Call Option	—	152,208	—	152,208
Purchased Put Option	—	9,693	—	9,693
Purchased Put Swaption	—	961,533	—	961,533
U.S. Treasury	—	10,094,740	—	10,094,740
Investment Company	21,288,378	—	—	21,288,378
TOTAL SECURITIES	$21,288,378	$850,167,326	$—	$871,455,704
Other Financial Instruments[1]
Assets	$24,918	$8,289,949	$—	$8,314,867
Liabilities	(122,634)	(7,851,072)	—	(7,973,706)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(97,716)	$438,877	$—	$341,161
1	Other financial instruments include futures contracts, foreign exchange contracts, swap contracts, written options and written swaptions.
The Fund uses a pricing service to provide price evaluation for the Level 3 floating rate loan and certain foreign governments/agencies. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Valuation Inputs
	Investments in Floating Rate Loan	Investments in Foreign Governments/ Agencies
Balance as of December 1, 2015	$157,223	$11,700,500
Realized gain (loss)	(1,365,258)	892,084
Change in unrealized appreciation (depreciation)	1,384,240	(2,041,584)
Purchases	14,323	—
(Sales)	(190,528)	(10,551,000)
Balance as of May 31, 2016	$—	$—
The total change in unrealized appreciation (depreciation) attributable to investments still held at May 31, 2016	$0	$0
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
BRL	—Brazilian Real
CLP	—Chilean Peso
CNH	—Yuan Renminbi Offshore
CNY	—Yuan Renminbi
COP	—Colombian Peso
EUR	—Euro
GBP	—Great British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
RUB	—New Russian Rubbel
TRY	—Turkish Lira
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$34.40	$35.41	$33.20	$34.73	$29.27	$27.40
Income From Investment Operations:
Net investment income[1]	1.00	1.94	1.96	1.88	1.91	1.88
Net realized and unrealized gain (loss) on investments, futures contracts, written options, swap contracts and foreign currency transactions	0.53	(2.95)	0.25	(3.41)	3.55	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	1.53	(1.01)	2.21	(1.53)	5.46	1.87
Net Asset Value, End of Period	$35.93	$34.40	$35.41	$33.20	$34.73	$29.27
Total Return[2]	4.45%	(2.86)%	6.66%	(4.42)%	18.65%	6.82%
Ratios to Average Net Assets:
Net expenses	0.07%[4]	0.06%	0.04%	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	5.81%[4]	5.57%	5.61%	5.53%	5.99%	6.63%
Expense waiver/reimbursement[5]	—%[4]	—%	0.02%	0.06%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$882,508	$908,905	$1,045,464	$795,077	$764,886	$687,883
Portfolio turnover	50%	133%	124%	37%	19%	18%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser reimbursed all operating expenses incurred by the Fund.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $21,288,378 of investment in an affiliated holding (Note 5) (identified cost $867,560,828)		$871,455,704
Cash		43,405
Cash denominated in foreign currencies (identified cost $16,673)		18,656
Restricted cash (Note 2)		817,597
Due from broker for swap contracts		1,999,735
Income receivable		11,136,610
Swaps, at value (premium paid $3,863,631)		3,793,625
Receivable for investments sold		218,900
Unrealized appreciation on foreign exchange contracts		2,359,299
Receivable for periodic payments from swap contracts		104,600
TOTAL ASSETS		891,948,131
Liabilities:
Payable for investments purchased	$1,386,407
Written options contracts outstanding, at value (premium received $640,895)	312,714
Written swaption contracts outstanding, at value (premium received $2,063,875)	1,526,745
Unrealized depreciation on foreign exchange contracts	2,109,501
Payable for daily variation margin on futures contracts	30,617
Swaps, at value (premium received $4,383,211)	3,902,112
Payable for periodic payments to swap contracts	64,906
Payable for variation margin on centrally cleared swaps	1,804
Payable for Directors'/Trustees' fees (Note 5)	1,600
Accrued expenses (Note 5)	103,392
TOTAL LIABILITIES		9,439,798
Net assets for 24,563,429 shares outstanding		$882,508,333
Net Assets Consist of:
Paid-in capital		$877,311,410
Net unrealized appreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency		5,196,923
TOTAL NET ASSETS		$882,508,333
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$882,508,333 ÷ 24,563,429 shares outstanding		$35.93
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Interest		$25,566,751
Dividends received from an affiliated holding (Note 5)		54,534
TOTAL INCOME		25,621,285
Expenses:
Custodian fees	$125,052
Transfer agent fee	36,133
Directors'/Trustees' fees (Note 5)	7,730
Auditing fees	17,410
Legal fees	3,296
Portfolio accounting fees	87,912
Share registration costs	1,065
Printing and postage	7,927
Miscellaneous (Note 5)	6,979
TOTAL EXPENSES		293,504
Net investment income		25,327,781
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(10,847,839)
Net realized loss on futures contracts		(1,712,425)
Net realized loss on written options		(381,408)
Net realized loss on swap contracts		(5,100,759)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		27,086,431
Net change in unrealized depreciation of futures contracts		641,065
Net change in unrealized depreciation of written options		865,311
Net change in unrealized depreciation of swap contracts		865,212
Net realized and unrealized gain on investments, futures contracts, written options, swap contracts and foreign currency transactions		11,415,588
Change in net assets resulting from operations		$36,743,369
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,327,781	$51,615,226
Net realized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions	(18,042,431)	(62,464,713)
Net change in unrealized appreciation/depreciation of investments, futures contracts, written options, swap contracts and translation of assets and liabilities in foreign currency	29,458,019	(21,516,669)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,743,369	(32,366,156)
Share Transactions:
Contributions	114,746,910	239,041,722
Withdrawals	(177,886,842)	(343,234,260)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(63,139,932)	(104,192,538)
Change in net assets	(26,396,563)	(136,558,694)
Net Assets:
Beginning of period	908,904,896	1,045,463,590
End of period	$882,508,333	$908,904,896
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Emerging Markets Fixed Income Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust II, L.P. (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000, and offered only to registered investment companies and other accredited investors. The Trust consists of one portfolio. The Fund's primary investment objective is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Counseling (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund has reclassified $460,221,998 and $(23,654,613) from undistributed net investment income and accumulated net realized loss on investments and foreign currency transactions, respectively, to paid-in capital during the six months ended May 31, 2016. The reclassification was to reflect, as an adjustment to paid-in capital, the cumulative amount of net investment income and net realized gains that have been allocated to the Fund's shareholders as of May 31, 2016, and had no impact to shareholders' capital.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to increase yield, income and return, and to manage currency risk, duration risk, sector/asset class risk and yield curve risk. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to increase yield, income and return, and to manage currency risk, duration risk, sector/asset class risk and yield curve risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at May 31, 2016, is $76,600,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swaps, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of interest rate swap contracts held by the Fund throughout the period was $40,374,034. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $90,687,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $64,284,606 and $84,947,830, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to increase yield, income and return, and to manage country risk, currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $422,832 and $896,314, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at May 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Afren PLC, Series 144A, 6.625%, 12/9/2020	11/26/2013 – 2/16/2014	$1,363,836	$17,078
Option Contracts
The Fund buys or sells put and call options increase income and return, and to manage country risk, currency risk, duration risk, market risk, sector/asset class risk and yield curve risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The following is a summary of the Fund's written option activity:
Contracts	Number of Contracts	Premium
Outstanding at November 30, 2015	—	$—
Contracts written	114,300,000	2,704,770
Outstanding at May 31, 2016	114,300,000	$2,704,770
Written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report

The average market value of purchased put and call options held by the Fund throughout the period was $1,106,602 and $125,009. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written options held by the Fund throughout the period was $734,935. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for daily variation margin on futures	$97,716*
Interest rate contracts		—	Payable for variation margin on centrally cleared swaps	127,657*
Interest rate contracts	Purchased swaptions, in securities at value	961,533	Written swaption contracts outstanding, at value	1,526,745
Foreign exchange contracts	Purchased options, in securities at value	161,901	Written option contracts outstanding, at value	312,714
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	2,359,299	Unrealized depreciation on foreign exchange contracts	2,109,501
Credit contracts	Swaps, at value	3,793,625	Swaps, at value	3,902,112
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,276,358	—	$8,076,445
*	Includes cumulative appreciation/depreciation of futures contracts or centrally cleared swap contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Written Option Contracts	Total
Interest rate contracts	$(1,017,206)	$(1,712,425)	$—	$—	$—	$(2,729,631)
Foreign exchange contracts	—	—	2,132,639	439,253	$(381,408)	2,190,484
Credit contracts	(4,083,553)	—	—	—	—	(4,083,553)
TOTAL	$(5,100,759)	$(1,712,425)	$2,132,639	$439,253	$(381,408)	$(4,622,700)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts	Purchased Option Contracts	Purchased Swaption Contracts	Written Option Contracts	Written Swaption Contracts	Total
Interest rate contracts	$834,887	$641,065	$—	$—	$(862,467)	$—	$537,130	$1,150,615
Foreign exchange contracts	—	—	(2,828,801)	(502,511)	—	328,181	—	(3,003,131)
Credit contracts	30,325	—	—	—	—	—	—	30,325
TOTAL	$865,212	$641,065	$(2,828,801)	$(502,511)	$(862,467)	$328,181	$537,130	$(1,822,191)
Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2016, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$3,793,625	$(2,202,925)	$—	$1,590,700
Foreign Exchange Contracts	2,359,299	(1,567,868)	—	791,431
TOTAL	$6,152,924	$(3,770,793)	$—	$2,382,131

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$3,902,112	$(2,202,925)	$—	$1,699,187
Foreign Exchange Contracts	2,109,501	(1,567,868)	—	541,633
TOTAL	$6,011,613	$(3,770,793)	$—	$2,240,820
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:
	Six Months Ended 5/31/2016	Year Ended 11/30/2015
Contributions	3,359,111	6,901,592
Withdrawals	(5,220,117)	(10,003,112)
TOTAL CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS	(1,861,006)	(3,101,520)
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $867,779,544. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; (d) swap contracts; and (e) written options was $3,676,160. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,010,820 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,334,660.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS provides administrative personnel and services at no fee.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended May 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,419,568 and $10,583,019, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended May 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	61,193,309
Purchases/Additions	306,858,118
Sales/Reductions	(346,763,049)
Balance of Shares Held 5/31/2016	21,288,378
Value	$21,288,378
Dividend Income	$54,534
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$407,258,689
Sales	$405,662,615
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
Semi-Annual Shareholder Report

10. Subsequent Event
As of the close of business on June 17, 2016, the Fund's structure changed from a limited partnership established under the laws of the State of Delaware to a new non-diversified portfolio, Emerging Markets Core Fund (EMCF), of Federated Core Trust (“Core Trust”). Core Trust is an open-end management investment company that was established under the laws of the Commonwealth of Massachusetts on August 21, 1996. EMCF's fiscal year end is October 31, a change from the Fund's November 30, fiscal year end. EMCF was created to be the successor to the Fund and acquired all of the net assets of the Fund on June 20, 2016. The Fund will be the accounting survivor and accordingly any historical performance information will be carried forward to EMCF.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,044.50	$0.36
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.65	$0.35
1	Expenses are equal to the Fund's annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Emerging Markets Fixed Income Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term and approved the proposed subadvisory contract. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information requested by the Board and provided by Federated Investors, Inc. and its affiliates (“Federated”) on whether to continue the existing advisory agreement and approve the subadvisory contract.
At its May 2016 meetings, the Board of Trustees of Emerging Markets Core Fund (the “Successor Fund”) also approved the continuation of the Successor Fund's investment advisory contract for an additional one-year term and approved the proposed subadvisory contract. The Successor Fund is intended to serve as a “shell” entity for the purpose of converting the assets of the Fund from a partnership structure to a regulated investment company structure. An Agreement and Plan of Conversion will be executed and will provide for the conversion to occur on or around June 17, 2016 (the “Conversion Date”) in a tax-free transaction. On the Conversion Date, substantially all of the assets of the Fund would be acquired, and the stated liabilities reflected on the books and records of the Fund would be assumed, by the Successor Fund in exchange for common shares of the Successor Fund on the Conversion Date. The Successor Fund will be managed by the same investment personnel as the Fund.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
In addition, Federated Investment Counseling (the “Adviser”) does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund. The subadviser of the Fund is Federated Investors (UK) LLP.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the Adviser's services and fees. The Board noted that Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred.
At the May meetings, in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information (including information provided throughout the year) covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and approval of the subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and approval of the subadvisory contracts with respect to the Fund.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have
Semi-Annual Shareholder Report

disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund, at zero, was reasonable. In addition, the Senior Officer noted that his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the subadvisory fee, which will be paid to the subadviser by the Adviser and not by the Fund, was reasonable.
The Board based its decision to approve the investment advisory and proposed subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee paid by the Fund, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the investment advisory and proposed subadvisory contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to approve the proposed arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Emerging Markets Fixed Income Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409R102

31868 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust II, L.P.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016